CONCENTRATION (Schedule of Major Customer Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Revenues	$ 136,104,867	$ 132,375,915	$ 117,029,154
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	43.00%	37.00%
Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 71,376,909	$ 68,646,605	$ 74,798,934
Concentration risk percentage	53.00%	51.00%	64.00%
Customer Concentration Risk [Member] | Company A (3rd Party) [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 0	$ 40,312,341	$ 51,033,356
Concentration risk percentage	0.00%	30.00%	44.00%
Customer Concentration Risk [Member] | Company B (3rd Party) [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 0	$ 0	$ 11,802,981
Concentration risk percentage	0.00%	0.00%	10.00%
Customer Concentration Risk [Member] | Company C (3rd Party) [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 18,566,897	$ 13,822,962	$ 0
Concentration risk percentage	14.00%	10.00%	0.00%
Customer Concentration Risk [Member] | Company D (3rd Party) [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues		$ 0	$ 11,962,597
Concentration risk percentage		0.00%	10.00%
Customer Concentration Risk [Member] | Company E (3rd Party)[Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 19,131,793	$ 0	$ 0
Concentration risk percentage	14.00%	0.00%	0.00%
Customer Concentration Risk [Member] | Company F (3rd Party)[Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 19,845,886	$ 14,511,302	$ 0
Concentration risk percentage	15.00%	11.00%	0.00%
Customer Concentration Risk [Member] | Company G (3rd Party)[Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 13,832,333	$ 0	$ 0
Concentration risk percentage	10.00%	0.00%	0.00%
Supplier Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	4.00%